Capital Stock (Details Textual) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Apr. 18, 2012
Stock Issued During Period Shares Issued For Interest Payment		20,000,003
Stock Issued During Period Shares Valued For Interest Payment		$ 160,000
Surrender Of Common Stock Shares			22,500,000
Stockholders' Equity Note, Stock Split, Conversion Ratio		11.25
Stockholders' Equity Note, Stock Split		Company effected a forward stock split on the basis of 11.25:1, whereby each shareholder would hold 11.25 common shares for every one share previously held
Stock Issued During Period, Shares, New Issues	680,000
Share Based Compensation Arrangement By Share Based Payment Award Warrants Issued	680,000
Warrants Exercise Price		$ 0.50
Warrants Exercisable Term		1 year
Proceeds from Issuance of Private Placement		$ 170,000